Shareholder Report, Holdings (Details) - C000237976 [Member]	Jan. 31, 2026
Eaton Corp. PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Reckitt Benckiser Group PLC - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
British American Tobacco PLC - ADR Member [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNP Paribas SA - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
AXA SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Royal Bank of Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Novartis AG - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
NXP Semiconductors NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%